Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following description of the BOK Financial 401(k) Plan (the Plan) provides only general information. Participants should refer to the Summary Plan Description or the Plan Document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan covering all eligible employees of BOK Financial Corporation (BOKF) and its subsidiaries and affiliates (collectively, the Employer or Company). An eligible employee may enter the Plan on the first day of the month following the date the employee has completed one full month of service. All newly eligible employees are automatically enrolled in the Plan at a 6% contribution rate unless the employee designates on the enrollment form not to participate or to participate at another allowable contribution rate. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

BOKF, NA, a subsidiary of BOKF, holds and manages the assets of the Plan, maintains participant account records, and makes distributions to Plan participants. The Plan's investments are held by a bank-administered trust fund at BOKF, NA. The Retirement Plan Committee of BOKF, NA (Plan Administrator) determines the appropriateness of the Plan's investment offerings and monitors investment performance.

Contributions

Participants may elect to defer up to 100% of their compensation, as defined in the Plan Document, as either pre-tax or Roth contributions, or a combination of both to the Plan. In addition, participants may make after-tax contributions, which shall not exceed 6% of the participant's compensation. Contributions were limited to the Internal Revenue Service (IRS) allowable maximum amount of $23,500 for 2025.

Participants who attained age 50 on or before December 31, 2025, were allowed to make catch-up contributions up to an additional $7,500 in 2025. Participants age 60-63 were eligible to make catchup contributions of an additional $11,250 under the SECURE Act 2.0.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover contributions). Participants direct the investment of their contributions into various investment options offered by the Plan. Participants may elect investment in a variety of registered investment companies, the BOK Financial Retirement Class III Funds and the BOKF, NA International Strategic Allocation Fund, which are collective investment funds, BOKF Common Stock, and Cavanal Hill Cash Management Fund. Participants may also elect a self-directed option that allows them to invest in a variety of securities in accordance with the Plan Document.

The Employer makes a matching contribution to the Plan in either cash or in shares of BOKF Common Stock. For the 2025 Plan year, the matching contribution of $34,876,757 was made in cash. Participants with six months of service are eligible for Employer matching contributions on the first day of the quarter.
For each dollar of a participant's contribution, up to 6% of compensation per pay period, based on the participant's years of service, the Employer makes a matching contribution that increases as follows:

Years of Service	Matching Percentage
Less than four years	50%
Four to nine years	100%
Ten to fourteen years	150%
Fifteen or more years	200%

Matching contributions for the 2025 Plan year were limited to a maximum of $42,000 based on the participant's years of service and the Internal Revenue Code (the Code) annual compensation limit.

The Company also makes a special contribution (Qualified Non-Elective Contribution) for participants earning less than $60,000. This special contribution ranges from $300 to $600 based on compensation levels. Participants with one year of service, defined as 1000 hours of service during the Plan year, are eligible for the special contribution. The aggregate special contribution for the 2025 Plan year was $487,750.

The Employer may, at its sole discretion, make an additional discretionary contribution to the Plan. There was no additional discretionary contribution for the year ended December 31, 2025.

Participant accounts

Each participant's account is credited with the participant's contributions, Employer matching and special contributions, as well as allocations of the Plan earnings. Participants are charged with an allocation of certain administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined in the Plan Document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

Participants vest in Employer matching contributions based upon years of service, as defined in the Plan Document. Participants are vested at 20% per year making them fully vested upon completion of five years of service and are immediately vested in their deferred pre-tax, Roth 401(k), after-tax contributions, Employer special contributions and the actual earnings thereon.

Notes receivable from participants

Participants may borrow against their accounts in amounts of not less than $1,000 and not to exceed the lesser of 50% of the participant's vested account balance or $50,000, reduced by the excess of the participant's highest outstanding loan balance during the previous 12-month period ending on the date of the loan over the participant's current outstanding participant loan balance on the date of the loan. Loans bear interest based on the current banking prime rate when the loan is requested and may not exceed a term of five years, unless the proceeds are used to acquire the primary residence of the participant, in which case the maximum term is 25 years. Repayment is made by payroll withholdings, and the maximum number of loans a participant may have outstanding at one time is two. The loans are secured by the balance in the participant's account. Interest rates on notes receivable outstanding as of December 31, 2025, ranged from 3.25% to 8.50%. If a participant terminates employment with the Company, the outstanding loan balance is due and payable immediately. If the loan is not repaid in full upon termination, the balance will be treated as a distribution to the participant.
Payment of benefits

A participant, who terminates employment with a vested account balance of less than $1,000, including rollover contributions, will receive a lump-sum payment. If the participant's vested balance exceeds $1,000, but is less than $7,000 (including rollover contributions), and the participant has not elected to receive a lump-sum payment directly, transfer to another eligible retirement plan or a direct rollover, the Plan will place the distribution into an individual retirement account designated by the Plan Administrator. Balances over $7,000 are not distributed without the participant's consent.

Forfeitures

The Plan had $20,405 of unallocated forfeitures at December 31, 2025 and none at December 31, 2024. Such amounts are invested in the Cavanal Hill Cash Management Fund. Forfeitures are first used to pay for administrative expenses and any remaining amounts are used to reduce future Employer matching contributions. Forfeitures in the amount of $472,581 were used to reduce Employer matching contributions and $44,060 were used to fund Qualified Non-Elective Contributions in 2025. Forfeitures of $247 were used to reduce payments of administrative expenses. The Employer paid all remaining eligible administrative expenses in 2025.

Plan termination

Although it has not expressed any intent to do so, the Employer reserves the right to discontinue or to amend the Plan, in whole or in part, from time-to-time, subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.